Portfolio of Investments
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 13.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	8.381%	500,000	304,437
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	3.306%	1,300,000	1,181,816
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	400,000	356,108
Series 2019-B Class A
10/15/2026	2.720%	618,348	601,821
Babson CLO Ltd.(a),(b)
Series 2015-2A Class B2R
3-month USD LIBOR + 1.590% 10/20/2030	3.409%	500,000	454,275
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.600% 04/20/2031	3.419%	500,000	437,979
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A2R
3-month USD LIBOR + 1.400% 10/15/2030	3.231%	2,500,000	2,229,743
Series 2015-4A Class A2R
3-month USD LIBOR + 1.800% 07/20/2032	3.619%	600,000	526,081
Conn’s Receivables Funding LLC(a)
Series 2019-A Class A
10/16/2023	3.400%	138,660	135,910
Series 2019-A Class B
10/16/2023	4.360%	300,000	288,221
Series 2019-B Class B
06/17/2024	3.620%	500,000	480,230
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	417,392	405,117
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	934,361	892,471
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class B
07/25/2024	4.280%	184,056	184,605
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class BR
3-month USD LIBOR + 1.300% Floor 1.300% 04/15/2031	3.131%	335,000	297,999
Dryden XXVIII Senior Loan Fund(a),(b)
Series 2013-28A Class A2LR
3-month USD LIBOR + 1.650% 08/15/2030	3.342%	500,000	456,891
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	546,260	539,796
Series 2019-11 Class A
12/15/2045	3.750%	459,450	453,939
Series 2019-3 Class A
10/15/2025	3.750%	783,669	774,515
Series 2019-7 Class A
01/15/2027	3.750%	746,861	740,692
Series 2019-8 Class A
12/15/2045	3.750%	350,927	347,502
Series 2020-1 Class A
01/16/2046	3.500%	1,007,149	995,658
Series 2020-2 Class A
02/15/2046	3.600%	492,540	488,369
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	5.158%	400,000	284,816
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	3.569%	600,000	554,267
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class D
3-month USD LIBOR + 4.100% Floor 4.100% 01/22/2031	5.902%	500,000	393,465
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d)
Series 2018-SC1 Class B
09/18/2023	1.000%	174,030	172,290
OHA Credit Partners XIV Ltd.(a),(b)
Series 2017-14A Class B
3-month USD LIBOR + 1.500% 01/21/2030	3.319%	1,000,000	899,917
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	855,000	846,356
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	3.269%	800,000	708,359
Pagaya AI Debt Selection Trust(a),(c),(d)
Series 2019-1 Class A
06/15/2026	3.690%	800,669	760,635
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	920,171	854,740
Palmer Square Loan Funding Ltd.(a),(b)
Series 2019-2A Class A2
3-month USD LIBOR + 1.600% Floor 1.600% 04/20/2027	3.419%	1,000,000	917,505
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	53,047	53,047
Series 2018-1A Class C
06/17/2024	4.870%	600,000	581,850
Series 2019-3A Class A
07/15/2025	3.190%	259,007	248,040
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	238,307	233,475
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	1,000,000	600,174
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	3.531%	800,000	749,958
SoFi Consumer Loan Program LLC(a)
Series 2016-3 Class A
12/26/2025	3.050%	35,451	34,791
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2016-A Class RIO
01/25/2038	0.000%	1	104,000
Series 2016-A Class RPO
01/25/2038	0.000%	1	264,000
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	476,525	448,068
Vericrest Opportunity Loan Trust(a),(g)
CMO Series 2019-NPL5 Class A1B
09/25/2049	4.250%	250,000	179,425
Voya CLO Ltd.(a),(b)
Series 2017-4A Class B
3-month USD LIBOR + 1.450% 10/15/2030	3.281%	600,000	527,795
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class E
03/17/2025	3.590%	400,000	320,729
Total Asset-Backed Securities — Non-Agency (Cost $27,183,959)			24,311,877

Commercial Mortgage-Backed Securities - Non-Agency 5.0%

BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.655%	550,000	346,450
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	3.245%	250,000	184,224
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% Floor 2.900% 06/15/2035	3.605%	700,000	503,860
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	350,000	252,028
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	2.105%	500,000	434,271
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.705%	400,000	280,000
CLNY Trust(a),(b)
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	4.122%	650,000	445,478
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	300,000	243,614
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	500,000	365,403
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	600,000	426,844
CSMC Trust(a),(g)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	600,000	388,405

2	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	1,000,000	684,709
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	500,000	434,985
Morgan Stanley Capital I Trust(a)
Series 2019-MEAD Class E
11/10/2036	3.177%	600,000	476,636
Morgan Stanley Capital I Trust(a),(b)
Subordinated Series 2017-ASHF Class E
1-month USD LIBOR + 3.150% Floor 3.150% 11/15/2034	3.855%	500,000	274,064
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	500,000	437,216
Series 2020-SFR1 Class F
04/17/2037	3.431%	650,000	520,880
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	630,000	535,610
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.805%	600,000	495,036
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	2.205%	400,000	344,856
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	3.605%	600,000	489,185
Series 2018-NYCH Class F
1-month USD LIBOR + 3.821% Floor 3.821% 02/15/2032	4.526%	400,000	315,825
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.650% Floor 1.650% 12/15/2034	2.355%	400,000	305,912
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $11,673,561)			9,185,491
Common Stocks 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Energy Equipment & Services 0.0%
Fieldwood Energy LLC(d),(h)	8,596	12,894
Total Energy		12,894
Financials —%
Diversified Financial Services —%
Fairlane Management Corp.(c),(d),(h)	2,000	—
Total Financials		—
Utilities 0.0%
Independent Power and Renewable Electricity Producers 0.0%
Vistra Energy Corp.(h)	10,180	11,626
Total Utilities		11,626
Total Common Stocks (Cost $200,545)		24,520

Corporate Bonds & Notes 35.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Bombardier, Inc.(a)
12/01/2024	7.500%	38,000	25,643
03/15/2025	7.500%	69,000	49,347
04/15/2027	7.875%	10,000	6,793
Moog, Inc.(a)
12/15/2027	4.250%	48,000	43,374
TransDigm, Inc.
05/15/2025	6.500%	59,000	56,096
06/15/2026	6.375%	17,000	16,299
03/15/2027	7.500%	73,000	70,862
TransDigm, Inc.(a)
03/15/2026	6.250%	480,000	478,305
11/15/2027	5.500%	221,000	198,613
Total			945,332
Automotive 0.1%
IAA Spinco, Inc.(a)
06/15/2027	5.500%	89,000	86,119
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	51,000	49,283
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	54,000	47,111
Total			182,513
Banking 0.2%
Ally Financial, Inc.
11/01/2031	8.000%	138,000	159,816

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital One Financial Corp.
01/31/2028	3.800%	270,000	265,117
Total			424,933
Brokerage/Asset Managers/Exchanges 0.1%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	28,000	23,856
AG Issuer LLC(a)
03/01/2028	6.250%	28,000	23,676
LPL Holdings, Inc.(a)
Subordinated
11/15/2027	4.625%	29,000	26,836
NFP Corp.(a)
07/15/2025	6.875%	166,000	163,322
Total			237,690
Building Materials 0.8%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	125,000	119,851
01/15/2028	4.000%	170,000	155,321
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	121,000	109,389
11/15/2026	4.500%	102,000	94,017
Cemex SAB de CV(a)
05/05/2025	6.125%	250,000	214,578
11/19/2029	5.450%	797,000	650,318
Core & Main LP(a)
08/15/2025	6.125%	114,000	106,022
James Hardie International Finance DAC(a)
01/15/2028	5.000%	39,000	35,127
Total			1,484,623
Cable and Satellite 2.8%
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	142,000	145,628
05/01/2026	5.500%	5,000	5,075
05/01/2027	5.125%	164,000	164,404
02/01/2028	5.000%	23,000	23,089
06/01/2029	5.375%	94,000	96,768
03/01/2030	4.750%	172,000	171,268
08/15/2030	4.500%	249,000	244,072
Charter Communications Operating LLC/Capital
03/01/2050	4.800%	375,000	392,891
Comcast Corp.
08/15/2047	4.000%	287,000	332,390
CSC Holdings LLC(a)
10/15/2025	6.625%	16,000	16,819
10/15/2025	10.875%	214,000	231,387
02/01/2028	5.375%	338,000	347,580
02/01/2029	6.500%	275,000	296,493
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/2030	5.750%	117,000	118,665
DISH DBS Corp.
11/15/2024	5.875%	165,000	160,385
07/01/2026	7.750%	373,000	383,452
Intelsat Jackson Holdings SA
08/01/2023	5.500%	57,000	37,306
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	80,000	50,382
Intelsat Luxembourg SA
06/01/2023	8.125%	80,000	17,229
Quebecor Media, Inc.
01/15/2023	5.750%	199,000	203,309
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	25,000	22,554
02/15/2025	6.625%	107,000	89,498
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	40,000	40,579
04/15/2025	5.375%	88,000	89,521
07/15/2026	5.375%	22,000	22,442
Sky PLC(a)
09/16/2024	3.750%	750,000	777,117
Viasat, Inc.(a)
04/15/2027	5.625%	32,000	32,232
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	155,000	155,593
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	32,000	30,893
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	172,000	167,977
Ziggo BV(a)
01/15/2027	5.500%	257,000	256,947
Total			5,123,945
Chemicals 0.8%
Alpha 2 BV(a),(i)
06/01/2023	8.750%	85,000	76,933
Angus Chemical Co.(a)
02/15/2023	8.750%	109,000	106,890
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	116,000	106,794
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	85,000	79,695
CF Industries, Inc.
03/15/2034	5.150%	59,000	59,863
03/15/2044	5.375%	14,000	13,323
Chemours Co. (The)
05/15/2023	6.625%	39,000	33,148
05/15/2027	5.375%	21,000	16,314

4	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INEOS Group Holdings SA(a)
08/01/2024	5.625%	117,000	103,296
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	79,000	76,816
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	236,000	230,813
PQ Corp.(a)
11/15/2022	6.750%	249,000	253,220
12/15/2025	5.750%	117,000	105,317
SPCM SA(a)
09/15/2025	4.875%	67,000	63,170
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	174,000	164,980
Total			1,490,572
Construction Machinery 0.3%
H&E Equipment Services, Inc.
09/01/2025	5.625%	159,000	148,814
Herc Holdings, Inc.(a)
07/15/2027	5.500%	78,000	72,597
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	28,000	28,192
United Rentals North America, Inc.
07/15/2025	5.500%	76,000	73,691
09/15/2026	5.875%	145,000	147,053
12/15/2026	6.500%	95,000	96,562
07/15/2030	4.000%	35,000	30,800
Total			597,709
Consumer Cyclical Services 0.4%
APX Group, Inc.
12/01/2022	7.875%	164,000	156,188
09/01/2023	7.625%	185,000	144,957
APX Group, Inc.(a)
11/01/2024	8.500%	144,000	133,505
ASGN, Inc.(a)
05/15/2028	4.625%	82,000	76,970
frontdoor, Inc.(a)
08/15/2026	6.750%	32,000	30,696
Match Group, Inc.(a)
12/15/2027	5.000%	5,000	4,762
Staples, Inc.(a)
04/15/2026	7.500%	47,000	41,501
04/15/2027	10.750%	19,000	14,583
Uber Technologies, Inc.(a)
11/01/2023	7.500%	110,000	108,349
Total			711,511
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.4%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	36,000	36,330
01/15/2027	7.750%	73,000	75,375
Mattel, Inc.(a)
12/15/2027	5.875%	77,000	79,219
Mattel, Inc.
11/01/2041	5.450%	73,000	56,939
Prestige Brands, Inc.(a)
03/01/2024	6.375%	115,000	117,799
01/15/2028	5.125%	37,000	36,955
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	33,000	31,429
Spectrum Brands, Inc.
07/15/2025	5.750%	59,000	55,586
Valvoline, Inc.
08/15/2025	4.375%	74,000	70,826
Valvoline, Inc.(a)
02/15/2030	4.250%	154,000	144,473
Total			704,931
Diversified Manufacturing 0.5%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	25,000	24,148
Carrier Global Corp.(a)
04/05/2040	3.377%	185,000	163,449
04/05/2050	3.577%	245,000	212,523
CFX Escrow Corp.(a)
02/15/2024	6.000%	23,000	22,228
02/15/2026	6.375%	53,000	51,086
Gates Global LLC/Co.(a)
01/15/2026	6.250%	195,000	173,582
MTS Systems Corp.(a)
08/15/2027	5.750%	57,000	53,258
Resideo Funding, Inc.(a)
11/01/2026	6.125%	101,000	88,092
TriMas Corp.(a)
10/15/2025	4.875%	38,000	36,050
WESCO Distribution, Inc.
06/15/2024	5.375%	84,000	71,883
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	33,000	32,612
Total			928,911
Electric 5.2%
AEP Texas, Inc.
01/15/2050	3.450%	165,000	148,977

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AES Corp. (The)
03/15/2023	4.500%	46,000	45,078
05/15/2026	6.000%	126,000	126,801
09/01/2027	5.125%	65,000	65,247
Calpine Corp.(a)
06/01/2026	5.250%	51,000	48,472
02/15/2028	4.500%	83,000	80,403
03/15/2028	5.125%	99,000	91,243
Clearway Energy Operating LLC
10/15/2025	5.750%	68,000	67,382
09/15/2026	5.000%	59,000	56,708
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	55,000	51,182
CMS Energy Corp.
03/01/2024	3.875%	600,000	618,102
02/15/2027	2.950%	165,000	162,692
03/31/2043	4.700%	80,000	86,340
Consolidated Edison Co. of New York, Inc.
04/01/2050	3.950%	50,000	52,992
DTE Energy Co.
06/01/2024	3.500%	340,000	350,529
10/01/2026	2.850%	1,220,000	1,200,437
Duke Energy Corp.
09/01/2026	2.650%	575,000	572,081
08/15/2027	3.150%	3,000	3,011
09/01/2046	3.750%	473,000	473,111
06/15/2049	4.200%	225,000	237,160
Duke Energy Indiana LLC
04/01/2050	2.750%	90,000	84,712
Emera U.S. Finance LP
06/15/2046	4.750%	675,000	629,807
Indiana Michigan Power Co.
07/01/2047	3.750%	186,000	181,700
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	50,000	49,524
09/15/2027	4.500%	347,000	340,448
NRG Energy, Inc.
05/15/2026	7.250%	53,000	56,390
01/15/2027	6.625%	140,000	145,315
01/15/2028	5.750%	12,000	12,160
NRG Energy, Inc.(a)
06/15/2029	5.250%	112,000	115,314
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	139,000	138,171
PPL Capital Funding, Inc.
05/15/2026	3.100%	300,000	297,069
Progress Energy, Inc.
04/01/2022	3.150%	382,000	379,706
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co. (The)
07/01/2046	4.400%	762,000	792,682
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	97,000	101,722
01/15/2030	4.750%	83,000	80,510
Vistra Energy Corp.(a)
01/30/2026	8.125%	10,000	10,391
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	76,000	78,351
07/31/2027	5.000%	137,000	138,959
WEC Energy Group, Inc.
06/15/2025	3.550%	190,000	192,463
Xcel Energy, Inc.
12/01/2026	3.350%	955,000	926,636
Xcel Energy, Inc.(j)
06/01/2030	3.400%	290,000	294,256
Total			9,584,234
Environmental 0.1%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	26,000	25,348
07/15/2029	5.125%	18,000	16,781
GFL Environmental, Inc.(a)
12/15/2026	5.125%	45,000	44,158
05/01/2027	8.500%	45,000	45,217
Hulk Finance Corp.(a)
06/01/2026	7.000%	46,000	45,185
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	75,000	69,636
Total			246,325
Finance Companies 1.4%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,420,000	1,515,570
Global Aircraft Leasing Co., Ltd.(a),(i)
09/15/2024	6.500%	137,000	88,200
Navient Corp.
03/25/2021	5.875%	14,000	13,796
07/26/2021	6.625%	43,000	44,134
06/15/2022	6.500%	166,000	162,460
01/25/2023	5.500%	39,000	36,017
09/25/2023	7.250%	36,000	35,284
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	124,000	104,169
Quicken Loans, Inc.(a)
05/01/2025	5.750%	292,000	290,510

6	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
05/15/2022	6.125%	46,000	46,827
03/15/2023	5.625%	48,000	46,959
03/15/2024	6.125%	101,000	100,226
03/15/2025	6.875%	35,000	35,294
Total			2,519,446
Food and Beverage 2.3%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	1,102,000	1,200,226
Bacardi Ltd.(a)
05/15/2048	5.300%	720,000	786,406
Conagra Brands, Inc.
11/01/2048	5.400%	330,000	369,043
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	13,000	12,595
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	119,000	98,514
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	1,141,000	1,035,610
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	33,000	32,547
11/01/2026	4.875%	76,000	77,381
Performance Food Group, Inc.(a)
10/15/2027	5.500%	94,000	87,175
Post Holdings, Inc.(a)
08/15/2026	5.000%	169,000	173,831
03/01/2027	5.750%	252,000	258,106
01/15/2028	5.625%	33,000	33,561
04/15/2030	4.625%	180,000	172,271
Total			4,337,266
Gaming 0.9%
Boyd Gaming Corp.
04/01/2026	6.375%	42,000	36,294
08/15/2026	6.000%	58,000	49,875
Boyd Gaming Corp.(a)
12/01/2027	4.750%	74,000	61,101
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	81,000	58,427
Eldorado Resorts, Inc.
04/01/2025	6.000%	178,000	159,538
09/15/2026	6.000%	110,000	99,543
International Game Technology PLC(a)
02/15/2022	6.250%	139,000	128,501
02/15/2025	6.500%	144,000	126,983
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	1,000	960
09/01/2026	4.500%	151,000	129,501
02/01/2027	5.750%	46,000	41,362
01/15/2028	4.500%	161,000	135,236
Scientific Games International, Inc.(a)
10/15/2025	5.000%	242,000	212,686
03/15/2026	8.250%	121,000	77,493
05/15/2028	7.000%	36,000	22,588
11/15/2029	7.250%	36,000	22,858
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	52,000	49,264
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	61,000	56,039
02/15/2027	3.750%	89,000	83,869
12/01/2029	4.625%	48,000	43,842
08/15/2030	4.125%	90,000	84,922
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	69,000	64,202
Total			1,745,084
Health Care 1.6%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	18,000	17,420
03/01/2024	6.500%	125,000	123,191
Avantor, Inc.(a)
10/01/2025	9.000%	166,000	174,656
Cardinal Health, Inc.
06/15/2047	4.368%	320,000	320,999
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	156,000	144,795
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	74,000	75,605
05/01/2028	4.250%	27,000	26,198
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	129,000	122,653
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	93,000	87,148
Cigna Corp.
12/15/2048	4.900%	235,000	281,950
Encompass Health Corp.
02/01/2028	4.500%	31,000	30,385
HCA, Inc.
02/01/2025	5.375%	92,000	94,222
09/01/2028	5.625%	186,000	196,297
02/01/2029	5.875%	104,000	109,880
09/01/2030	3.500%	106,000	96,471
Hologic, Inc.(a)
10/15/2025	4.375%	117,000	116,875
02/01/2028	4.625%	75,000	74,920

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IQVIA, Inc.(a)
05/15/2027	5.000%	95,000	97,109
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	67,000	58,957
Ortho-Clinical Diagnostics, Inc./SA(a)
02/01/2028	7.250%	25,000	21,716
Select Medical Corp.(a)
08/15/2026	6.250%	111,000	111,105
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%	61,000	44,103
Teleflex, Inc.
06/01/2026	4.875%	57,000	56,736
11/15/2027	4.625%	53,000	53,400
Tenet Healthcare Corp.
06/15/2023	6.750%	90,000	83,132
08/01/2025	7.000%	67,000	58,320
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	148,000	144,282
11/01/2027	5.125%	224,000	214,345
Total			3,036,870
Healthcare Insurance 0.4%
Centene Corp.(a)
01/15/2025	4.750%	24,000	24,367
08/15/2026	5.375%	130,000	132,605
12/15/2027	4.250%	144,000	141,133
12/15/2029	4.625%	187,000	187,830
02/15/2030	3.375%	119,000	110,779
Centene Corp.
01/15/2025	4.750%	67,000	67,765
Total			664,479
Home Construction 0.3%
Lennar Corp.
06/01/2026	5.250%	80,000	81,504
06/15/2027	5.000%	112,000	106,810
11/29/2027	4.750%	111,000	110,831
Meritage Homes Corp.
04/01/2022	7.000%	44,000	43,970
06/06/2027	5.125%	93,000	87,824
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	44,000	37,868
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	52,000	47,073
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	35,000	32,709
Total			548,589
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.7%
Callon Petroleum Co.
10/01/2024	6.125%	14,000	2,499
07/01/2026	6.375%	252,000	42,852
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	11,000	2,629
Centennial Resource Production LLC(a)
01/15/2026	5.375%	84,000	20,253
04/01/2027	6.875%	73,000	17,881
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	270,000	136,318
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	65,000	43,924
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	95,000	44,598
11/01/2028	6.250%	76,000	34,172
Jagged Peak Energy LLC
05/01/2026	5.875%	101,000	75,648
Matador Resources Co.
09/15/2026	5.875%	201,000	58,970
Noble Energy, Inc.
11/15/2043	5.250%	125,000	78,112
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	337,000	237,606
02/15/2028	4.125%	73,000	49,735
QEP Resources, Inc.
03/01/2026	5.625%	70,000	25,585
SM Energy Co.
06/01/2025	5.625%	32,000	9,234
09/15/2026	6.750%	85,000	25,601
01/15/2027	6.625%	142,000	42,732
Tullow Oil PLC(a)
03/01/2025	7.000%	200,000	52,044
WPX Energy, Inc.
09/15/2024	5.250%	115,000	70,150
01/15/2030	4.500%	280,000	151,760
Total			1,222,303
Leisure 0.1%
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	59,000	54,462
03/15/2026	5.625%	29,000	26,065
10/15/2027	4.750%	77,000	69,186
Viking Cruises Ltd.(a)
09/15/2027	5.875%	114,000	68,203
VOC Escrow Ltd.(a)
02/15/2028	5.000%	21,000	15,379
Total			233,295

8	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 2.0%
Brighthouse Financial, Inc.
06/22/2047	4.700%	5,000	3,948
Five Corners Funding Trust(a)
11/15/2023	4.419%	1,089,000	1,163,665
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	389,000	446,869
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/01/2077	4.900%	300,000	319,491
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,230,000	1,228,278
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	340,000	383,385
Voya Financial, Inc.
06/15/2046	4.800%	170,000	178,649
Total			3,724,285
Lodging 0.1%
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	113,000	106,411
Media and Entertainment 0.9%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	207,000	181,792
08/15/2027	5.125%	158,000	151,319
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	69,000	56,042
08/15/2027	6.625%	49,000	32,722
Discovery Communications LLC
05/15/2049	5.300%	142,000	143,015
iHeartCommunications, Inc.
05/01/2026	6.375%	47,791	45,550
05/01/2027	8.375%	289,130	251,912
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	29,000	25,397
01/15/2028	4.750%	64,000	56,926
Lamar Media Corp.(a)
02/15/2028	3.750%	39,000	36,626
02/15/2030	4.000%	15,000	14,095
Netflix, Inc.
02/15/2025	5.875%	24,000	25,373
04/15/2028	4.875%	194,000	197,420
11/15/2028	5.875%	54,000	58,069
05/15/2029	6.375%	17,000	18,743
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
11/15/2029	5.375%	53,000	55,411
06/15/2030	4.875%	81,000	82,807
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	38,000	35,340
03/15/2030	4.625%	97,000	86,863
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	30,000	26,779
TEGNA, Inc.(a)
09/15/2029	5.000%	101,000	91,302
Twitter, Inc.(a)
12/15/2027	3.875%	55,000	52,998
Total			1,726,501
Metals and Mining 0.9%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	11,000	10,654
09/30/2026	7.000%	108,000	100,354
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	191,000	176,165
Constellium NV(a)
05/15/2024	5.750%	38,000	33,910
03/01/2025	6.625%	61,000	54,921
02/15/2026	5.875%	255,000	223,408
Freeport-McMoRan, Inc.
09/01/2029	5.250%	139,000	131,090
03/15/2043	5.450%	254,000	223,265
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	96,000	87,846
01/15/2025	7.625%	225,000	197,738
Novelis Corp.(a)
09/30/2026	5.875%	269,000	266,179
01/30/2030	4.750%	118,000	105,790
Total			1,611,320
Midstream 2.7%
Cheniere Energy Partners LP
10/01/2026	5.625%	91,000	83,720
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	199,000	171,903
DCP Midstream Operating LP
05/15/2029	5.125%	93,000	58,653
04/01/2044	5.600%	312,000	137,880
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	71,000	69,731
Enterprise Products Operating LLC
01/31/2050	4.200%	110,000	103,650
01/31/2060	3.950%	285,000	243,120

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	11,000	7,948
02/01/2028	7.750%	47,000	32,903
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	98,000	82,302
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	835,000	766,463
Kinder Morgan, Inc.
02/15/2046	5.050%	305,000	291,603
MPLX LP
04/15/2048	4.700%	230,000	177,810
NuStar Logistics LP
06/01/2026	6.000%	40,000	29,630
04/28/2027	5.625%	92,000	71,269
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	1,601,000	1,051,458
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	197,000	146,283
Sunoco LP/Finance Corp.
01/15/2023	4.875%	30,000	28,801
02/15/2026	5.500%	84,000	72,671
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	69,000	36,584
01/15/2028	5.500%	50,000	26,020
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	154,000	126,675
01/15/2028	5.000%	106,000	86,466
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	162,000	124,740
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	94,000	75,200
Western Gas Partners LP
08/15/2048	5.500%	580,000	218,103
Williams Companies, Inc. (The)
09/15/2045	5.100%	676,000	614,041
Total			4,935,627
Natural Gas 0.8%
NiSource, Inc.
02/15/2043	5.250%	55,000	59,079
05/15/2047	4.375%	500,000	509,162
Sempra Energy
06/15/2024	3.550%	425,000	419,296
06/15/2027	3.250%	450,000	442,997
Total			1,430,534
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.2%
Apergy Corp.
05/01/2026	6.375%	136,000	103,683
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	68,000	47,937
Nabors Industries Ltd.(a)
01/15/2026	7.250%	48,000	16,246
01/15/2028	7.500%	35,000	9,566
Nabors Industries, Inc.
02/01/2025	5.750%	127,000	27,990
SESI LLC
09/15/2024	7.750%	33,000	8,320
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	39,245	31,501
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	183,000	153,720
Transocean, Inc.(a)
02/01/2027	8.000%	41,000	19,455
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	48,000	30,433
Total			448,851
Packaging 0.6%
ARD Finance SA(a),(i)
06/30/2027	6.500%	45,000	39,257
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	107,000	107,286
08/15/2027	5.250%	148,000	151,849
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	50,000	50,519
Berry Global, Inc.
07/15/2023	5.125%	120,000	120,416
BWAY Holding Co.(a)
04/15/2024	5.500%	152,000	139,794
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	54,000	50,326
Novolex(a)
01/15/2025	6.875%	29,000	27,113
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	27,000	26,477
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	120,000	118,883
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	136,000	135,635
08/15/2027	8.500%	61,000	61,302
Total			1,028,857

10	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.2%
AbbVie, Inc.(a)
11/21/2049	4.250%	370,000	394,188
Allergan Funding SCS
06/15/2044	4.850%	170,000	198,444
Amgen, Inc.
02/21/2050	3.375%	325,000	337,537
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	10,000	10,282
04/15/2025	6.125%	399,000	395,419
04/01/2026	9.250%	145,000	153,438
01/31/2027	8.500%	103,000	107,701
01/30/2028	5.000%	50,000	47,336
01/30/2030	5.250%	50,000	47,327
Bristol-Myers Squibb Co.(a)
10/26/2049	4.250%	71,000	89,656
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	95,000	84,368
07/15/2027	5.000%	14,000	13,802
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%	79,000	58,290
Endo Dac/Finance LLC/Finco, Inc.(a),(k)
02/01/2025	6.000%	125,000	85,209
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	161,000	163,931
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	86,000	85,531
Total			2,272,459
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	76,000	71,828
HUB International Ltd.(a)
05/01/2026	7.000%	142,000	140,664
USI, Inc.(a)
05/01/2025	6.875%	39,000	36,794
Total			249,286
Railroads 0.2%
CSX Corp.
03/01/2048	4.300%	280,000	298,100
Union Pacific Corp.
08/15/2059	3.950%	51,000	53,646
Total			351,746
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%	178,000	171,581
01/15/2028	3.875%	39,000	37,049
Golden Nugget, Inc.(a)
10/15/2024	6.750%	28,000	17,621
IRB Holding Corp.(a)
02/15/2026	6.750%	199,000	159,454
Yum! Brands, Inc.(a),(j)
04/01/2025	7.750%	13,000	13,691
Yum! Brands, Inc.(a)
01/15/2030	4.750%	100,000	93,976
Total			493,372
Retailers 0.3%
L Brands, Inc.
02/01/2028	5.250%	41,000	31,699
06/15/2029	7.500%	23,000	18,261
11/01/2035	6.875%	93,000	69,575
Lowe’s Companies, Inc.
05/03/2047	4.050%	165,000	168,876
PetSmart, Inc.(a)
03/15/2023	7.125%	173,000	163,086
06/01/2025	5.875%	113,000	112,562
Total			564,059
Supermarkets 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	117,000	118,203
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%	44,000	47,473
02/15/2028	5.875%	92,000	93,712
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	19,000	18,897
02/15/2030	4.875%	44,000	43,923
Kroger Co. (The)
02/01/2047	4.450%	373,000	388,358
01/15/2048	4.650%	42,000	46,367
Total			756,933
Technology 2.0%
Alliance Data Systems Corp.(a)
12/15/2024	4.750%	67,000	50,592
Ascend Learning LLC(a)
08/01/2025	6.875%	92,000	85,721
08/01/2025	6.875%	78,000	72,418
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	19,000	16,642

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	870,000	831,019
Camelot Finance SA(a)
11/01/2026	4.500%	54,000	52,323
CDK Global, Inc.
06/01/2027	4.875%	57,000	58,425
CommScope Finance LLC(a)
03/01/2024	5.500%	90,000	90,954
CommScope Technologies LLC(a)
06/15/2025	6.000%	88,000	80,576
03/15/2027	5.000%	25,000	21,649
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	26,000	26,001
Gartner, Inc.(a)
04/01/2025	5.125%	156,000	152,431
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	82,000	84,587
Iron Mountain, Inc.
08/15/2024	5.750%	95,000	94,733
Iron Mountain, Inc.(a)
09/15/2029	4.875%	39,000	36,623
MSCI, Inc.(a)
08/01/2026	4.750%	36,000	35,758
NCR Corp.
07/15/2022	5.000%	100,000	95,551
12/15/2023	6.375%	112,000	111,645
NCR Corp.(a)
09/01/2029	6.125%	67,000	62,887
Oracle Corp.(j)
04/01/2060	3.850%	485,000	483,397
Plantronics, Inc.(a)
05/31/2023	5.500%	126,000	90,141
PTC, Inc.
05/15/2024	6.000%	128,000	131,728
PTC, Inc.(a)
02/15/2025	3.625%	21,000	19,768
02/15/2028	4.000%	63,000	61,078
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	150,000	144,946
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	250,000	261,468
11/15/2026	8.250%	113,000	120,001
Sensata Technologies, Inc.(a)
02/15/2030	4.375%	41,000	37,175
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	66,000	64,646
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	21,000	19,476
Verscend Escrow Corp.(a)
08/15/2026	9.750%	151,000	150,910
Total			3,645,269
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	41,000	31,490
ERAC U.S.A. Finance LLC(a)
11/01/2046	4.200%	410,000	375,669
FedEx Corp.
04/01/2046	4.550%	650,000	611,781
Hertz Corp. (The)(a)
06/01/2022	7.625%	63,000	50,945
10/15/2024	5.500%	53,000	29,097
08/01/2026	7.125%	97,000	51,306
01/15/2028	6.000%	197,000	103,164
XPO Logistics, Inc.(a)
06/15/2022	6.500%	50,000	50,191
Total			1,303,643
Wireless 1.0%
Altice France Holding SA(a)
02/15/2028	6.000%	208,000	181,301
Altice France SA(a)
05/01/2026	7.375%	317,000	316,878
02/01/2027	8.125%	68,000	70,860
01/15/2028	5.500%	142,000	133,963
SBA Communications Corp.
09/01/2024	4.875%	305,000	309,449
SBA Communications Corp.(a)
02/15/2027	3.875%	69,000	69,239
Sprint Capital Corp.
11/15/2028	6.875%	221,000	252,278
03/15/2032	8.750%	71,000	93,955
Sprint Corp.
03/01/2026	7.625%	134,000	151,719
T-Mobile U.S.A., Inc.
02/01/2026	4.500%	50,000	51,157
02/01/2028	4.750%	147,000	153,022
Total			1,783,821
Wirelines 1.2%
AT&T, Inc.
06/15/2045	4.350%	1,020,000	1,069,120

12	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenturyLink, Inc.
12/01/2023	6.750%	52,000	55,292
04/01/2024	7.500%	102,000	111,680
04/01/2025	5.625%	78,000	78,918
CenturyLink, Inc.(a)
12/15/2026	5.125%	157,000	157,037
02/15/2027	4.000%	44,000	42,673
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	139,000	134,260
03/01/2028	6.125%	111,000	105,501
Frontier Communications Corp.(a)
04/01/2026	8.500%	38,000	35,339
Telecom Italia Capital SA
09/30/2034	6.000%	34,000	33,664
Verizon Communications, Inc.
09/21/2028	4.329%	415,000	470,436
Total			2,293,920
Total Corporate Bonds & Notes (Cost $69,533,718)			65,697,455

Foreign Government Obligations(l),(m) 7.6%

Angola 0.0%
Angolan Government International Bond(a)
11/26/2029	8.000%	200,000	78,400
Belarus 0.1%
Republic of Belarus International Bond(a)
06/29/2027	7.625%	250,000	248,717
Brazil 0.5%
Brazilian Government International Bond
05/30/2029	4.500%	450,000	462,368
01/07/2041	5.625%	410,000	418,088
Total			880,456
Canada 0.1%
NOVA Chemicals Corp.(a)
08/01/2023	5.250%	79,000	68,722
05/01/2025	5.000%	15,000	12,605
06/01/2027	5.250%	87,000	73,281
Total			154,608
China 0.3%
Syngenta Finance NV(a)
04/24/2028	5.182%	600,000	511,161
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 0.3%
Colombia Government International Bond
01/30/2030	3.000%		200,000	182,535
05/15/2049	5.200%		273,000	286,051
Total				468,586
Dominican Republic 0.9%
Dominican Republic Bond(a)
02/05/2027	11.250%	DOP	10,000,000	179,592
Dominican Republic International Bond(a)
01/08/2021	14.000%	DOP	3,012,000	56,912
03/04/2022	10.375%	DOP	17,800,000	326,189
02/10/2023	14.500%	DOP	3,600,000	72,535
01/25/2027	5.950%		218,000	205,192
01/30/2030	4.500%		150,000	129,747
04/30/2044	7.450%		486,000	467,145
01/27/2045	6.850%		200,000	181,864
Total				1,619,176
Egypt 0.3%
Egypt Government International Bond(a)
04/11/2031	6.375%	EUR	100,000	87,680
01/31/2047	8.500%		250,000	204,120
02/21/2048	7.903%		200,000	161,431
Total				453,231
Honduras 0.3%
Honduras Government International Bond(a)
03/15/2024	7.500%		200,000	194,193
01/19/2027	6.250%		450,000	409,609
Total				603,802
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		200,000	178,463
Indonesia 1.0%
Indonesia Government International Bond(a)
01/17/2038	7.750%		100,000	137,849
Indonesia Government International Bond
10/30/2049	3.700%		409,000	403,406
Pertamina Persero PT(a)
01/21/2050	4.175%		320,000	273,343
PT Pertamina Persero(a)
05/30/2044	6.450%		400,000	434,626
PT Perusahaan Listrik Negara(a)
05/21/2028	5.450%		300,000	314,055
Saka Energi Indonesia PT(a)
05/05/2024	4.450%		250,000	186,404
Total				1,749,683

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	400,000	378,035
06/15/2033	6.125%		200,000	174,779
Total				552,814
Kazakhstan 0.3%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		591,000	584,696
Mexico 0.7%
Mexican Bonos
06/10/2021	6.500%	MXN	50,000	2,116
05/31/2029	8.500%	MXN	8,500,000	392,470
Petroleos Mexicanos(a)
09/12/2024	7.190%	MXN	260,000	8,867
01/23/2030	6.840%		135,000	97,461
01/28/2031	5.950%		22,000	15,016
01/28/2060	6.950%		370,000	248,756
Petroleos Mexicanos
01/23/2026	4.500%		80,000	58,196
08/04/2026	6.875%		350,000	264,984
11/12/2026	7.470%	MXN	4,700,000	132,245
01/23/2029	6.500%		200,000	144,500
Total				1,364,611
Morocco 0.2%
Morocco Government International Bond(a)
06/19/2024	3.500%	EUR	200,000	231,709
OCP SA(a)
04/25/2024	5.625%		200,000	199,878
Total				431,587
Oman 0.2%
Oman Government International Bond(a)
06/15/2021	3.625%		218,000	199,879
01/17/2028	5.625%		200,000	142,852
Total				342,731
Paraguay 0.2%
Paraguay Government International Bond(a)
03/27/2027	4.700%		200,000	201,513
08/11/2044	6.100%		200,000	209,811
Total				411,324
Qatar 0.5%
Qatar Government International Bond(a)
03/14/2049	4.817%		725,000	850,697
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Romania 0.4%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	700,000	810,693
Russian Federation 0.2%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		425,000	444,393
Saudi Arabia 0.5%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		600,000	593,012
Saudi Government International Bond(a)
01/21/2055	3.750%		335,000	308,331
Total				901,343
Serbia 0.1%
Serbia International Bond(a)
09/28/2021	7.250%		250,000	262,300
Ukraine 0.1%
Ukraine Government International Bond(a)
09/25/2032	7.375%		220,000	199,306
Total Foreign Government Obligations (Cost $15,930,754)				14,102,778

Residential Mortgage-Backed Securities - Agency 6.2%

Federal Home Loan Mortgage Corp.(b),(n)
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	5.245%		2,855,386	659,391
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.103%		2,099,220	408,140
Federal Home Loan Mortgage Corp.(n)
CMO Series 4120 Class AI
11/15/2039	3.500%		1,820,374	104,957
Federal Home Loan Mortgage Corp.(g),(n)
CMO Series 4620 Class AS
11/15/2042	2.134%		1,243,952	70,558
Federal National Mortgage Association
05/01/2041	4.000%		100,338	108,295
Federal National Mortgage Association(g),(n)
CMO Series 2006-5 Class N1
08/25/2034	0.000%		2,507,749	2

14	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(n)
CMO Series 2012-133 Class EI
07/25/2031	3.500%	973,777	66,809
CMO Series 2012-139 Class IL
04/25/2040	3.500%	1,599,858	79,629
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,531,879	272,587
Federal National Mortgage Association(b),(n)
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	5.203%	497,608	82,097
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.053%	1,072,965	214,761
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	5.053%	1,797,995	386,985
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	5.153%	697,076	162,864
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	5.203%	1,449,177	301,401
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	5.203%	705,929	117,801
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.103%	2,229,804	414,069
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.103%	1,905,755	291,566
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-8 Class SG
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/25/2049	5.053%	2,105,584	480,884
Government National Mortgage Association(n)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	1,567,559	155,752
Government National Mortgage Association(b),(n)
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	5.327%	831,287	164,993
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	5.427%	791,926	177,358
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	5.477%	935,483	178,376
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	5.427%	1,976,748	359,819
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	5.327%	1,296,153	271,949
CMO Series 2018-168 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/20/2048	5.327%	1,045,662	212,174
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	5.427%	1,689,517	386,476
CMO Series 2019-152 Class BS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/20/2049	5.277%	1,979,548	383,112

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.277%	670,463	131,645
CMO Series 2019-23 Class QS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.277%	2,163,530	406,606
CMO Series 2019-29 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.277%	1,723,330	351,310
CMO Series 2019-41 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.277%	1,321,876	255,312
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	5.377%	1,027,588	219,712
CMO Series 2019-59 Class JS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	5.377%	1,020,455	182,359
CMO Series 2019-97 Class GS
1-month LIBID + 6.100% Cap 6.100% 08/20/2049	5.327%	1,880,240	309,106
Government National Mortgage Association TBA(j)
04/21/2050	3.000%	2,000,000	2,114,141
Uniform Mortgage-Backed Security TBA(j)
04/20/2035	3.000%	1,000,000	1,046,210
Total Residential Mortgage-Backed Securities - Agency (Cost $10,717,706)			11,529,206

Residential Mortgage-Backed Securities - Non-Agency 18.2%

Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A3
04/25/2048	4.218%	486,674	455,519
Arroyo Mortgage Trust(a),(g)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	484,809	440,395
Banc of America Funding Trust(a),(d),(g)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	507,334	504,189
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IIIb Trust(a),(g)
Series 2019-LT2 Class A1
10/28/2034	3.376%	129,982	118,964
Bayview Opportunity Master Fund IVa Trust(a),(g)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	25,664	25,538
Bayview Opportunity Master Fund IVb Trust(a),(g)
CMO Series 2019-RN4 Class A1
10/28/2034	3.278%	206,211	195,802
Bayview Opportunity Master Fund Trust(a),(g)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	256,805	256,806
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	2.547%	400,000	340,201
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	2.247%	58,489	58,193
CMO Series 2019-2A Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 04/25/2029	2.397%	644,368	603,024
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	2.547%	1,200,000	1,087,826
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	3.697%	500,000	461,672
CIM Trust(a)
CMO Series 2017-8 Class A1
12/25/2065	3.000%	349,115	337,074
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	2.061%	748,950	711,486
COLT Mortgage Loan Trust(a),(g)
CMO Series 2019-1 Class M1
03/25/2049	4.518%	500,000	478,772
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	3.097%	613,339	535,814
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	159,727	146,163

16	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	478,737	444,452
Eagle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	2.397%	1,550,000	1,379,241
Eagle RE Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	2.747%	768,645	765,180
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	2.747%	350,000	284,837
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2019-1 Class A3
06/25/2059	3.241%	493,941	477,717
FMC GMSR Issuer Trust(a),(g)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	1,200,000	1,214,343
GCAT LLC(a),(g)
CMO Series 2019-3 Class A1
10/25/2049	3.352%	365,807	362,753
CMO Series 2020-1 Class A1
01/26/2060	2.981%	723,514	711,372
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.847%	700,000	637,695
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	661,277	621,567
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-1 Class M1
06/25/2048	4.548%	300,000	286,359
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	715,962	707,377
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 02/25/2030	3.410%	300,000	250,192
Subordinated CMO Series 2020-1 Class M2A
1-month USD LIBOR + 2.000% Floor 2.000% 02/25/2030	3.660%	300,000	212,708
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	437,533	405,423
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-NQM4 Class A3
09/25/2059	2.797%	448,076	408,930
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	277,234	276,626
Series 2018-PLS1 Class D
01/25/2023	4.374%	277,234	265,290
Subordinated CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	290,260	290,556
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	493,441	493,936
OSAT Trust(a),(g)
CMO Series 2020-RPL1 Class A1
12/01/2059	3.072%	740,371	691,980
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	3.613%	776,340	604,598
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	4.363%	981,550	737,493
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.797%	1,500,000	1,375,754
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	3.597%	1,000,000	920,858
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2019-1A Class A1
01/25/2024	4.500%	914,444	870,059
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	592,100	529,654
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	2.697%	1,000,000	910,636
RCO V Mortgage LLC(a),(g)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	290,691	255,984

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2 Class A1
11/25/2024	3.475%	1,134,701	1,078,324
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	1,050,000	916,196
CMO Series 2019-1 Class A1
03/25/2022	4.458%	500,000	438,158
Toorak Mortgage Corp., Ltd.(g)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	500,000	449,755
VCAT Asset Securitization LLC(a),(g)
CMO Series 2019-NPL2 Class A1
11/25/2049	3.573%	743,858	733,800
Vericrest Opportunity Loan Transferee LXXXV LLC(a),(g)
CMO Series 2020-NPL1 Class A1A
01/25/2050	3.228%	188,236	169,874
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(g)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	1,014,170	897,238
CMO Series 2020-NPL3 Class A1B
02/25/2050	3.672%	600,000	484,750
Vericrest Opportunity Loan Trust(a),(g)
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	215,357	190,644
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	844,814	751,703
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	497,029	439,495
Vericrest Opportunity Loan Trust LXXXIV LLC(a),(g)
CMO Series 2019-NP10 Class A1A
12/27/2049	3.426%	257,299	242,480
Vericrest Opportunity Loan Trust LXXXV LLC(a),(g)
CMO Series 2020-NPL1 Class A1B
01/25/2050	3.721%	300,000	244,166
Vericrest Opportunity Loan Trust LXXXVIII LLC(a),(g)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	245,636	214,423
Verus Securitization Trust(a),(g)
CMO Series 2019-2 Class A2
04/25/2059	3.345%	282,096	276,424
CMO Series 2019-2 Class A3
04/25/2059	3.448%	282,096	275,897
CMO Series 2019-2 Class M1
04/25/2059	3.781%	400,000	333,253
CMO Series 2019-3 Class M1
07/25/2059	3.139%	500,000	443,187
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	395,143	384,199
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	300,000	205,072
Visio Trust(a),(g)
CMO Series 2019-1 Class A2
06/25/2054	3.673%	176,350	172,931
CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	60,999
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	152,855
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $36,737,753)			33,706,831

Senior Loans 5.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
TransDigm Inc.(b),(o)
Tranche F Term Loan
1-month USD LIBOR + 2.250% 12/09/2025	3.239%	496,225	450,324
Airlines 0.2%
American Airlines, Inc.(b),(o)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027	2.691%	494,792	400,781
Automotive 0.2%
Panther BF Aggregator 2 LP(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/30/2026	4.441%	497,500	452,725
Brokerage/Asset Managers/Exchanges 0.2%
Victory Capital Holdings, Inc.(b),(o)
Tranche B1 Term Loan
1-month USD LIBOR + 2.500% 07/01/2026	4.015%	332,364	287,495
Cable and Satellite 0.3%
Cogeco Communications II LP(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	2.989%	49,122	45,520
Virgin Media Bristol LLC(b),(o)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	3.205%	500,000	460,000
Total			505,520

18	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.7%
ColourOz Investment 1 GmbH(b),(o)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	4.801%	68,397	46,364
ColourOz Investment 2 LLC(b),(o)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	4.801%	413,746	280,462
Ineos US Finance LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	2.989%	497,455	453,306
Nouryon Finance BV/AkzoNobel(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 10/01/2025	3.863%	482,327	429,271
Total			1,209,403
Consumer Cyclical Services 0.4%
Uber Technologies, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.500% 07/13/2023	4.489%	714,487	663,043
Electric 0.2%
Astoria Energy LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/24/2021	5.000%	463,851	422,104
Food and Beverage 0.1%
8th Avenue Food & Provisions, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 10/01/2025	4.297%	34,173	31,041
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	8.547%	63,566	53,607
Total			84,648
Media and Entertainment 0.4%
Gray Television, Inc.(b),(o)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 01/02/2026	4.015%	425,886	394,371
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Meredith Corp.(b),(o)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% 01/31/2025	3.489%	467,033	410,405
Total			804,776
Metals and Mining 0.0%
Big River Steel LLC(b),(d),(o)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	6.450%	17,119	16,263
Oil Field Services 0.1%
Fieldwood Energy LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 04/11/2022	7.027%	275,952	86,235
2nd Lien Term Loan
3-month USD LIBOR + 7.250% Floor 1.000% 04/11/2023	9.027%	372,536	23,842
Total			110,077
Packaging 0.2%
ProAmpac PG Borrower LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/20/2023	4.972%	472,615	391,680
Pharmaceuticals 0.2%
Grifols Worldwide Operations Ltd.(b),(o)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.684%	424,107	399,721
Property & Casualty 0.2%
Asurion LLC(b),(o)
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 08/04/2022	3.989%	450,117	424,609
Railroads 0.1%
Genesee & Wyoming, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 12/30/2026	3.450%	225,000	214,454

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.2%
New Red Finance, Inc./Burger King/Tim Hortons(b),(o)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	2.739%	454,990	418,591
Retailers 0.3%
Academy Ltd.(b),(o)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 07/01/2022	5.515%	547,621	292,369
Party City Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 08/19/2022	4.077%	452,863	219,177
Total			511,546
Technology 1.4%
Ascend Learning LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	35,875	31,795
Avaya, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.250% 12/15/2024	4.955%	500,000	423,750
Dell International LLC/EMC Corp.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.000% 09/19/2025	2.990%	498,750	474,127
Hyland Software, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.25% Floor 0.750% 07/01/2024	4.239%	477,682	441,856
Plantronics, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2025	3.459%	489,333	378,499
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Project Alpha Intermediate Holding, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	6.130%	58,738	52,570
Refinitiv US Holdings, Inc.(a),(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	4.239%	496,231	474,312
SCS Holdings I Inc./Sirius Computer Solutions, Inc.(b),(o)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 07/01/2026	4.489%	297,754	257,557
Total			2,534,466
Total Senior Loans (Cost $12,503,626)			10,302,226

U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2048	3.000%	340,000	470,262
Total U.S. Treasury Obligations (Cost $337,238)			470,262

Options Purchased Calls 0.7%
Value ($)
(Cost $192,100)	1,344,880

Money Market Funds 8.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(p),(q)	15,266,600	15,258,966
Total Money Market Funds (Cost $15,263,497)		15,258,966
Total Investments in Securities (Cost: $200,274,457)		185,934,492
Other Assets & Liabilities, Net		(1,033,825)
Net Assets		184,900,667

At March 31, 2020, securities and/or cash totaling $3,873,229 were pledged as collateral.
20	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
10,938,852 MXN	519,547 USD	Morgan Stanley	04/17/2020	59,484	—
1,701,077 EUR	1,940,197 USD	UBS	04/17/2020	62,924	—
Total				122,408	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	15	06/2020	EUR	2,121,150	—	(33,217)
Euro-OAT	11	06/2020	EUR	1,839,310	17,270	—
U.S. Treasury 10-Year Note	167	06/2020	USD	23,160,813	593,463	—
Total					610,733	(33,217)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(51)	06/2020	USD	(6,393,328)	—	(249,140)
U.S. Ultra Treasury Bond	(40)	06/2020	USD	(8,875,000)	—	(1,026,374)
Total					—	(1,275,514)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	17,000,000	17,000,000	1.50	07/24/2020	192,100	1,344,880

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(6,800,000)	(6,800,000)	1.30	5/21/2020	(68,000)	(403,213)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(6,800,000)	(6,800,000)	1.30	5/21/2020	(61,200)	(403,213)
3-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(16,800,000)	(16,800,000)	1.30	5/19/2020	(48,720)	(454,756)
Total							(177,920)	(1,261,182)

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.172%	Receives at Maturity, Pays at Maturity	Citi	03/17/2030	USD	1,880,000	(13,955)	—	—	—	—	(13,955)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.225%	Receives at Maturity, Pays at Maturity	Goldman Sachs International	03/12/2030	USD	9,600,000	(124,481)	—	—	—	—	(124,481)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.761%	Receives at Maturity, Pays at Maturity	JPMorgan	02/26/2030	USD	2,900,000	(201,531)	—	—	—	—	(201,531)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.611%	Receives at Maturity, Pays at Maturity	JPMorgan	03/09/2030	USD	4,000,000	(218,913)	—	—	—	—	(218,913)
Total							(558,880)	—	—	—	—	(558,880)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.361%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	10/24/2025	MXN	17,000,000	(4,791)	—	—	—	(4,791)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	8,000,000	(9,407)	—	—	—	(9,407)
Fixed rate of 5.960%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	02/02/2026	MXN	20,000,000	(24,918)	—	—	—	(24,918)
3-Month USD LIBOR	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	2,100,000	(494,751)	—	—	—	(494,751)
Total							(533,867)	—	—	—	(533,867)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	200,000	60,952	(117)	7,382	—	53,453	—

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	8.599	USD	400,000	(121,905)	233	—	(112,249)	—	(9,423)
Markit CMBX North America Index, Series 12 AAA	Citi	08/17/2061	0.500	Monthly	0.908	USD	810,000	(25,901)	79	—	(50,735)	24,913	—
Total								(147,806)	312	—	(162,984)	24,913	(9,423)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

22	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	6.636	USD	2,962,900	44,019	—	—	44,019	—
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	6.636	USD	6,962,540	(124,782)	—	—	—	(124,782)
Markit CDX North America High Yield Index, Series 34	Morgan Stanley	06/20/2025	5.000	Quarterly	6.541	USD	5,900,000	(46,517)	—	—	—	(46,517)
Total								(127,280)	—	—	44,019	(171,299)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	6.710%
3-Month USD LIBOR	London Interbank Offered Rate	1.451%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	1.539%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $110,233,311, which represents 59.62% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2020.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2020, the total value of these securities amounted to $1,300,925, which represents 0.70% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents shares owned in the residual interest of an asset-backed securitization.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.
(h)	Non-income producing investment.
(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)	Represents a security purchased on a when-issued basis.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2020.
(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)	Principal and interest may not be guaranteed by a governmental entity.
(n)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(o)	The stated interest rate represents the weighted average interest rate at March 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(p)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(q)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	12,683,301	28,995,271	(26,411,972)	15,266,600	—	(4,458)	33,001	15,258,966
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBID	London Interbank Bid Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Currency Legend
DOP	Dominican Republic Peso
EUR	Euro
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
24	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2020